Operating Loss	12 Months Ended
Dec. 31, 2020
Disclosure of profit (loss) from operating activities [text block] [Abstract]
OPERATING LOSS
5.	OPERATING LOSS

The Group’s operating loss are stated after charging the following:

	Year Ended December 31,
	2020 $’000	2019 $’000	2018 $’000
License fee	706	553	662
Realization bonus	13,503	-	-
Foreign exchange gain related to the realization bonus	(289)
Depreciation of Property, Plant and Equipment	5	5	13
Depreciation (Right-of-use asset)	86	245	-
Foreign exchange (gain)/losses	239	165	45